Leases	12 Months Ended
Dec. 31, 2024
Leases Disclosure [Abstract]
Leases
18. Leases
As a lessee
The Group has entered into various operating lease agreements for certain land use rights, offices, retail and service centers, warehouses for finished goods, parking areas for charging infrastructure, and factories for R&D activities which are substantially located in PRC. In 2022, the Group also entered into a finance lease agreement for the Guangzhou manufacturing plant. The Group determines if an arrangement is a lease, or contains a lease, at inception and the group records the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.
The Group’s leases, where the Group is the lessee, may include options to extend the lease term and options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.
The Group entered into a cooperation agreement and supplementary agreements (collectively
“Guangzhou Cooperation Agreements”
) in September 2020 and June 2021 for the establishment of the Group’s Guangzhou manufacturing plant with Guangzhou GET Investment and Guangzhou GET New Energy. Pursuant to Guangzhou Cooperation Agreement, the Group intends to construct a new Smart EV manufacturing base which houses a broad range of functions, including research and development, manufacturing, vehicle testing and sales.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant with an annual lease payment of RMB57,900 from July 2022 to June 2029, and further obtained an obligation to purchase the plant and underlying land use right at the construction cost of RMB1,300,000 at the end of lease term. Further construction cost amounting to RMB30,670 will be paid subsequently according to the payment schedule. The lease payment made before the lease commencement date was RMB60,443. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial.
The lease of the land use right or a purchased land use right can only be classified as an operating lease under U.S. GAAP. As the Group has an obligation to purchase the plant at cost and the assets are designed for the use of the Group, so the obligation is reasonably certain to be exercised, and accordingly, the lease of the plant was classified as a finance lease and recognized as property, plant and equipment of the Group. Therefore, on the lease commencement date, the land use right and property, plant and equipment for the plant amounted to RMB
389,508
and RMB
1,001,820
, respectively, being the present value of the lease payment and the exercise price of the purchase obligation.
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2023	2024
Operating lease
Land use rights, net	401,901	410,388
Right-of-use assets, net	1,455,865	1,261,663

Total operating lease assets	1,857,766	1,672,051

Operating lease liabilities - current	365,999	324,496
Operating lease liabilities - non current	1,490,882	1,345,852

Total operating lease liabilities	1,856,881	1,670,348

	As of December 31,
	2023	2024
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(75,137)	(125,228)

Property, plant and equipment, net	926,683	876,592

Finance lease liabilities - current	34,382	41,940
Finance lease liabilities - non current	777,697	777,697

Total finance lease liabilities	812,079	819,637

The components of lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2022	2023	2024
Operating lease expense:
Operating lease expense	595,032	540,688	426,998
Short-term lease expense	265,800	231,467	259,129

Total operating lease expenses	860,832	772,155	686,127

Finance lease expense:
Amortization expense	25,046	50,091	50,091
Interest expense	22,846	40,205	39,325

Total finance lease expenses	47,892	90,296	89,416

Total lease expenses	908,724	862,451	775,543

Short-term leases primarily consist of the parking areas and pop-up
stores leases with a term of 12 months or less.
Amortization expense of finance lease, operating lease expense and short-term lease expense are recognized as cost of sales, selling, general and administrative expenses and research and development expenses.
Interest expense on finance lease liabilities is recognized over the lease term as “Interest expenses”.

Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2022	2023	2024
Weighted-average remaining lease term
Operating leases	5.1 years	4.6 years	4.3 years
Finance leases	6.6 years	5.6 years	4.6 years
Land use rights	49.5 years	49.0 years	48.0 years
Weighted-average discount rate
Operating leases	4.78%	4.85%	4.85%
Finance leases	4.90%	4.90%	4.90%
Land use rights	4.90%	4.90%	4.90%
Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group elected to use the mortgage borrowing rate based on a similar borrowing term and amount with associated lease.

Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash outflows from operating leases	486,260	268,290	456,697
Operating cash outflows from finance leases (interest payments)	22,846	40,205	—
Financing cash outflows from finance leases	15,355	113,943	31,767
Leased assets obtained in exchange for operating lease liabilities	1,162,151	(316,558)	186,698
Leased assets obtained in exchange for finance lease liabilities	1,001,820	—	—
As of December 31, 2024, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31, 2024
	Finance Lease	Operating Lease
Within 1 year	31,767	395,180
Between 1 and 2 years	31,767	330,292
Between 2 and 3 years	34,835	224,951
Between 3 and 4 years	31,767	175,619
Between 4 and 5 years	825,955	557,743
Thereafter	—	250,835

Total minimum lease payments	956,091	1,934,620

Less: Interest	(136,454)	(264,272)

Present value of lease obligations	819,637	1,670,348
Less: Current portion	(41,940)	(324,496)

Non - current portion of lease obligations	777,697	1,345,852

As a lessor
The Group has entered into leases of factories with third parties in December, 2023 and January, 2024, respectively, with lease terms of 15 years, and no extension or termination options included in the lease arrangements. Initial direct costs were insignificant for all periods presented. No residual value guarantees and options at the end of the lease terms to purchase the underlying assets were contained in the lease agreements.
The leases of the factories
were
classified as sales-type lease as the lease terms were the major part of the remaining economic useful life of the underlying assets. Therefore, on the lease commencement date, the Group derecognized the underlying assets with amount of RMB194,284 and RMB36,743 in December, 2023 and January, 2024, respectively, and recognized accordingly the net investment in the lease with amount of RMB216,218 and RMB4,477, respectively, which represents the present value of the lease receivables and the amount that a lessor expects to derive from the underlying assets following the end of the lease terms. The Group also recorded the gain with amount of RMB2,116 and RMB135 in “Selling, general and administrative expenses” on the consolidated statements of comprehensive loss for the year ended December 31, 2023 and 2024.

The balances for the factory lease where the Group is the lessor are presented as follows within the consolidated balance sheets:

	As of December 31
	2023	2024
Other current assets
Finance lease receivable s , current portion, net	11,100	11,388
Other non-current assets
Finance lease receivables, non-current portion, net	205,118	204,435

Total finance lease receivables, net	216,218	215,823

The net investment in sales-type lease consisted of:

	As of December 31
	2023	2024
Total minimum lease payments receivable	240,023	231,621
Less: Unearned income	(51,541)	(45,796)
Unguaranteed residuals	27,736	29,998

Net investment in lease payments receivable	216,218	215,823

Current portion	11,100	11,388

Non-current portion	205,118	204,435

Future minimum lease payments to be received for the sales-type lease are as follows:

	As of December 31
	2023	2024
Within 1 year	20,002	27,602
Between 1 and 2 years	16,001	16,002
Between 2 and 3 years	16,001	16,002
Between 3 and 4 years	16,001	16,002
Between 4 and 5 years	16,001	16,002
Thereafter	156,017	140,011

Total minimum lease receivable	240,023	231,621
Less: Unearned income	(51,541)	(45,796)
Unguaranteed residuals	27,736	29,998

Net investment in finance lease	216,218	215,823